As filed with the Securities and Exchange Commission on 8/10/03




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                   Investment Company Act file number 811-6194
                                                      --------


                       Chaconia Income & Growth Fund, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)



                      C/O U.S. Bancorp Fund Services, LLC,
             615 E. Michigan St., Third Floor, Milwaukee, WI 53202
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)



          Foley & Lardner, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
          -------------------------------------------------------------
                     (Name and address of agent for service)



                                 1-800-368-3322
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: December 31, 2003
                         -----------------



Date of reporting period:  June 30, 2003
                           -------------


Item 1. Report to Stockholders.
-------------------------------

DIRECTORS
Dr. Anthony T. Bryan
Dr. John A. Cole
Dr. Roosevelt J. Williams


PRINCIPAL OFFICERS
Clarry Benn, President and Chairman
Renrick Nickie, Vice President and Treasurer
Gayle Daniel-Worrell, Secretary


INVESTMENT ADVISER
Earnest Partners, LLC
75 Fourteenth Street, Suite 2300
Atlanta, Georgia 30309


DISTRIBUTOR
Chaconia Financial Services, Inc.
c/o Trinidad & Tobago Unit Trust Corporation
UTC Financial Center
82 Independence Square
Port of Spain, Trinidad


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202


LEGAL COUNSEL
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio  45202


ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202


                                    CHACONIA
                                    INCOME &
                                   GROWTH FUND

                                     [ICON]

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


                       CHACONIA INCOME & GROWTH FUND, INC.
                             Letter to Shareholders

Dear Shareholders:

We are pleased to report our returns for the first half of 2003 and we believe that these are favorable prospects for the remainder of the year. The stocks in your Chaconia fund returned 19.2% for the first half of the year. The fixed income portion of the portfolio returned 5.9% for the first half of the year, which was 67 basis points better than the Lehman Brothers Government Credit Index. In keeping with the Fund's objective to provide growth and income, the blended return for the first six months was a healthy 14.2%.

U.S. Market Review for First Half 2003

During the second quarter of 2003, the market rally throughout far outweighed the up and down returns seen in the first quarter. Much occurred in a very short time. The United States commenced and concluded its war with Iraq. The US Federal Reserve's Open Market Committee lowered short term rates to a new 45 year low of 1.0%, and the US Congress approved a fiscal stimulus package that lowered taxes on its families. The US economy demonstrated increasing growth with its gross domestic product increasing 1.4% in the first quarter and 2.4% in the second. Investors were relieved that major wartime activity subsided and developed a more positive market psychology. The events of the first two quarters led to increasing confidence about an economic recovery and an associated rebound in the equity markets. Investors responded during the second quarter with bullish flare.

During the first half of 2003, the S&P 500 returned 11.8%, and the Russell 1000 returned 12.3%. The information technology sector contributed the highest sector returns of 17.8%. It was followed by the utilities sector with 17.6% returns and the consumer discretionary sector with 17.4% returns. Consumer staples, where our portfolio is relatively underweight, delivered the weakest return of 2.1%.

Equity Outlook for Second Half of 2003

We believe that the US economic recovery will continue with moderate and steady progress. Better than expected consumer spending in July suggests that the improvements expected are likely to materialize. This spending combined with increased business spending should translate to tangible earnings growth for US companies. We expect to see further improvement in stock prices as this occurs.

We also believe that your Chaconia fund is well positioned to benefit from an improving economic environment and strengthening investor confidence. We recognize that company fundamentals remain important. We believe the strongest companies, with proven competitive advantages, will maintain and build upon increases captured during the first half. We continue to focus our efforts on identifying these companies for the Chaconia portfolio, and we continue to use our proven investment philosophy to seek better than average returns for our investors.


Sincerely,


/s/ Clarry Benn
---------------
Clarry Benn
President

August 20, 2003


The performance data included above represents past performance and is no guarantee of future results. The investment return and principal value of your investment in the Chaconia fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.


                       CHACONIA INCOME & GROWTH FUND, INC.
                             Schedule of Investments
                                  June 30, 2003
                                   (Unaudited)


Number
  of
Shares     LONG-TERM INVESTMENTS - 100.3%                 Value
------     COMMON STOCKS - 73.1%                          -----

           Basic Materials - 1.5%
  10,500   Dow Chemical Company                            $ 325,080
                                                    -----------------

           Capital Goods - 2.1%
  16,300   General Electric Company                          467,484
                                                    -----------------

           Consumer Cyclicals - 1.2%
  14,200   TJX Companies, Inc.                               267,528
                                                    -----------------

           Consumer Staples - 2.4%
   6,800   Target Corporation                                257,312
  14,000   The Walt Disney Company*                          276,500
                                                    -----------------
                                                             533,812
                                                    -----------------

           Financial Services - 13.3%
   1,600   Bear Stearns Companies Inc.                       115,872
   7,700   Citigroup Inc.                                    329,560
   5,000   Countrywide Financial Corporation                 347,850
   7,600   Fannie Mae                                        512,544
   4,000   Freddie Mac                                       203,080
   4,000   Goldman Sachs Group, Inc.                         335,000
   6,600   Lehman Brothers Holdings Inc.                     438,768
   7,300   Merrill Lynch & Co., Inc.                         340,764
   6,948   Morgan Stanley                                    297,027
                                                    -----------------
                                                           2,920,465
                                                    -----------------

           Food & Beverage - 3.4%
  17,000   Darden Restaurants, Inc.                          322,660
  14,000   Yum! Brands, Inc.*                                413,840
                                                    -----------------
                                                             736,500
                                                    -----------------

           Health Care - 14.1%
   8,000   Abbot Laboratories                                350,080
   4,000   AmerisourceBergen Corporation                     277,400
   4,350   Barr Laboratories, Inc.*                          284,925
   7,900   Beckman Coulter, Inc.                             321,056
  19,333   King Pharmaceuticals, Inc.*                       285,355
   6,500   Eli Lilly and Company                             448,305
   6,500   Merck & Co. Inc.                                  393,575
  11,000   Pfizer Inc.                                       375,650
   8,000   Wyeth                                             364,400
                                                    -----------------
                                                           3,100,746
                                                    -----------------

           Insurance - 2.6%
  10,000   Allstate Corporation                              356,500
   4,000   American International Group, Inc.                220,720
                                                    -----------------
                                                             577,220
                                                    -----------------

           Integrated Oils - 7.0%
   5,250   Apache Corporation                                341,565
   8,300   Burlington Resources Inc.                         448,781
   4,000   Devon Energy Corporation                          213,600
  16,000   Occidental Petroleum Corporation                  536,800
                                                    -----------------
                                                           1,540,746
                                                    -----------------

                    See Notes to the Financial Statements.

           Mutual Funds - 6.6%
 677,123   Trinidad & Tobago Unit Trust Corporation
              First Unit Scheme (f) (a)                    1,452,836
                                                    -----------------

Number
  of
Shares                                                    Value
------                                                    -----

           Other / Conglomerate - 4.2%
  54,700   Calpine Corporation*                            $ 361,020
  11,200   Duke Energy Corporation                           223,440
   7,000   International Rectifier Corporation*              187,740
   2,500   Union Pacific Corporation                         145,050
                                                    -----------------
                                                             917,250
                                                    -----------------

           Telecommunications - 4.0%
   8,800   BellSouth Corporation                             234,344
   9,000   CenturyTel, Inc.                                  313,650
   8,000   Verizon Communications Inc.                       315,600
                                                    -----------------
                                                             863,594
                                                    -----------------

           Technology - 10.7%
   8,000   AOL Time Warner Inc.*                             128,720
  15,700   Adaptec Inc.*                                     124,815
  24,000   Atmel Corporation*                                 60,960
   5,500   Boeing Company                                    188,760
  42,000   Corning Incorporated*                             310,380
  31,200   Flextronics International Ltd.* (f)               325,416
  21,600   Intel Corporation                                 448,934
   5,000   IBM Corporation                                   412,500
  13,300   SunGard Data Systems Inc.*                        344,603
                                                    -----------------
                                                           2,345,088
                                                    -----------------

           Total Common Stocks (cost $17,175,183)         16,048,349
                                                    -----------------

Principal
 Amount
 ------
                CORPORATE BONDS - 12.3%

           Automotive - 4.5%
$300,000   Ford Motor Co.                                    276,280
           6.500% due 08/01/18
 300,000   General Motors Acceptance Corp.                   314,758
           7.625% due 06/15/04
 350,000   Household Finance Corporation                     399,819
           7.200% due 07/15/06
                                                    -----------------
                                                             990,857
                                                    -----------------

           Banking - 1.0%
 200,000   American Express Credit Corp.***                  218,603
                                                    -----------------
           7.200% due 09/17/07

           Communications - 3.3%
 350,000   Cox Communications Inc.                           382,113
           6.875% due 06/15/05
 350,000   Sprint Cap Corp.                                  352,395
           6.875% due 11/15/28
                                                    -----------------
                                                             734,508
                                                    -----------------

           Consumer Cyclicals - 1.7%
 300,000   Wal-Mart Stores, Inc.                             376,610
                                                    -----------------
           7.250% due 06/01/13

                     See Notes to the Financial Statements.

Principal
  Amount                                                  Value
  ------                                                  -----

           Cruise Lines - 1.8%
 350,000   Carnival Corp. (f)                                386,527
                                                    -----------------
           6.150% due 04/15/08

           Total Corporate Bonds (cost $2,444,587)         2,707,105
                                                    -----------------

           GOVERNMENT SECURITIES - 14.9%
           U.S. TREASURY OBLIGATIONS - 9.8%

$300,000   U.S. Treasury Bond                             $ 358,699
           6.000% due 02/15/26
 800,000   U.S. Treasury Note                               970,782
           6.500% due 02/15/10
 800,000   U.S. Treasury Note                               823,469
           3.875% due 02/15/13

                                                    -----------------
           Total U.S. Treasury Obligations                 2,152,950
           (cost $1,944,753)                        -----------------

           U.S. GOVERNMENT AGENCY-BACKED MORTGAGE
           ISSUES - 5.1%

1,000,000  Federal National Mortgage Association          1,111,715
                                                    -----------------
           7.000% due 07/15/05

                                                    -----------------
           Total U.S. Government Agency-Backed             1,111,715
           Mortgage Issues (cost $1,001,719)        -----------------

           SHORT-TERM INVESTMENTS - 0.3%
           Variable Rate Securities**
  63,453   First American Treasury Obligation                63,453
                                                    -----------------


                                                    -----------------
           Total Short Term Investments                       63,453
           (cost $63,453)                           -----------------

           TOTAL INVESTMENTS - 100.6%                     22,083,572
           (cost $22,629,695)                       -----------------

           Liabilities in excess of other assets           (135,346)
           - (0.6)%                                 -----------------

           TOTAL NET ASSETS - 100.0%                   $ 21,948,226
                                                    =================

        *  Non-income producing security.
       ** Variable rate security. The rates listed are as of June 30, 2003. *** Callable security.
      (a)  Affiliated issuer.
      (f)  Foreign security.



                     See Notes to the Financial Statements.


                       CHACONIA INCOME & GROWTH FUND, INC.

Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
      Investments, at value
           Non-affiliates                  $ 20,630,736
           (cost $21,403,140)
           Affiliates (cost $1,226,555)       1,452,836
      Receivable from investments sold          120,049
      Interest receivable                       102,167
      Dividends receivable                       17,131
      Receivable from fund shares sold              350
      Other assets                               19,384
                                           -------------
      Total assets                           22,342,653
                                           -------------


LIABILITIES:
      Payable for investments purchased         119,740
      Payable to Adviser                         31,559
      Accrued service fees                       31,507
      Accrued distribution fees                  21,182
      Payable for fund shares redeemed           18,400
      Other accrued expenses                    172,039
                                           -------------
      Total liabilities                         394,427
                                           -------------

NET ASSETS                                 $ 21,948,226
                                           =============

NET ASSETS CONSIST OF:
      Capital stock ($0.01 par value)
           and paid in capital             $ 31,489,710
      Undistributed net investment income       (87,893)
      Accumulated net realized
           loss on investments               (8,907,468)
      Net unrealized appreciation / (depreciation)
           on investments                      (546,123)
                                           -------------
      Total net assets                     $ 21,948,226
                                           =============

Shares outstanding (8,000,000 shares
      authorized)                             2,429,848

Net asset value, redemption price
      and offering price per share               $ 9.03
                                           =============

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
    Interest income                                    $ 177,510
    Dividend income                                      142,976
                                                   --------------
    Total investment income                              320,486
                                                   --------------

EXPENSES:
    Shareholder servicing and accounting costs           129,234
    Advisory fees                                         62,898
    Professional fees                                     37,648
    Administration fees                                   23,168
    Distribution fees                                     21,792
    Reports to shareholders                               11,403
    Service fees                                          10,896
    Directors fees                                         9,412
    Custody fees                                           4,344
    Federal and state registration fees                    2,353
    Other                                                 24,254
                                                   --------------
    Total expenses                                       337,402
                                                   --------------


NET INVESTMENT LOSS                                      (16,916)
                                                   --------------

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
    Net realized gain / (loss) on investments           (178,143)
    Net change in unrealized appreciation /
         (depreciation) on investments                 2,689,434
                                                   --------------
    Net realized and unrealized gain / (loss)
         on investments                                2,511,291
                                                   --------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                        $ 2,494,375
                                                   ==============


                     See Notes to the Financial Statements.


                       CHACONIA INCOME & GROWTH FUND, INC.
                       Statements of Changes in Net Assets


                                                       Six Months Ended         Year Ended
                                                         June 30, 2003       December 31, 2002
                                                      --------------------  --------------------
                                                          (Unaudited)
OPERATIONS:
   Net investment income / (loss)                           $ (16,916)             $ 86,262
   Net realized gain / (loss) on investments                 (178,143)             (356,624)
   Net realized gain on investment - Affiliates                     -                 1,626
   Net change in unrealized appreciation /
          (depreciation) on investments                     2,689,434            (4,655,437)
                                                  --------------------  --------------------
   Net increase / (decrease) in net assets
         from operations                                    2,494,375            (4,924,173)
                                                  --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                       -              (147,439)
                                                  --------------------  --------------------
   Total distributions                                              -              (147,439)
                                                  --------------------  --------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                  365,353             1,022,286
   Reinvestment of dividends                                        -               101,267
   Payment for shares redeemed                             (1,548,396)           (5,650,557)
                                                  --------------------  --------------------
   Net increase / (decrease) in net assets from
         capital share transactions                        (1,183,043)           (4,527,004)
                                                  --------------------  --------------------

TOTAL INCREASE / (DECREASE) IN NET ASSETS                   1,311,332            (9,598,616)

NET ASSETS:
   Beginning of year                                       20,636,894            30,235,510
                                                  --------------------  --------------------
   End of year (including undistributed net
         investment income of $(87,893)
          and $(62,497), respectively.)                  $ 21,948,226          $ 20,636,894
                                                  ====================  ====================

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                 42,423               119,785
   Shares issued to holders in
         reinvestment of dividends                                  -                12,643
   Shares redeemed                                           (186,799)             (659,066)
                                                  --------------------  --------------------
   Net decrease                                              (144,376)             (526,638)
                                                  ====================  ====================



                     See Notes to the Financial Statements.


                       CHACONIA INCOME & GROWTH FUND, INC.


Financial Highlights

                                         Six Months Ended   Year Ended    December 31,
                                          June 30, 2003        2002           2001
                                          -------------   -------------  --------------
                                           (Unaudited)
Per Share Data (for a share outstanding throughout the year):
Net asset value, beginning of year                $8.02          $9.75          $10.57
                                          --------------  -------------  --------------

Income from investment operations:
     Net investment income / (loss)               (0.01)(1)       0.03 (1)        0.02 (1)
     Net realized and unrealized
        gain / (loss) on investments               1.02          (1.70)          (0.80)
                                          --------------  -------------  --------------
     Total from investment operations              1.01          (1.67)          (0.78)
                                          --------------  -------------  --------------

Less distributions:
     From net investment income                       -          (0.06)          (0.04)
     From net realized gains                          -              -               -
                                          --------------  -------------  --------------
     Total distributions                              -          (0.06)          (0.04)
                                          --------------  -------------  --------------

     Net asset value, end of year                 $9.03          $8.02           $9.75
                                          ==============  =============  ==============

Total return                                     12.59%        -17.15%          -7.33%

Supplemental data and ratios:
     Net assets, end of period (in thousands)   $21,948        $20,637         $30,235

     Ratio of expenses to average net assets      3.27%          3.40%           2.91%

     Ratio of net investment income to          (0.16)%          0.36%           0.19%
        average net

     Portfolio turnover rate                     11.61%         16.36%          19.65%




                                                    Year Ended             December 31,
                                               2000            1999           1998
                                          -------------  --------------  ------------
Per Share Data (for a share outstanding throughout the year):
Net asset value, beginning of year              $12.34          $12.47         $11.47
                                          -------------  --------------  ------------

Income from investment operations:
     Net investment income / (loss)               0.07            0.14           0.11
     Net realized and unrealized
        gain / (loss) on investments             (1.77)           0.20           1.71
                                          -------------  --------------  ------------
     Total from investment operations            (1.70)           0.34           1.82
                                          -------------  --------------  ------------

Less distributions:
     From net investment income                  (0.07)          (0.14)         (0.11)
     From net realized gains                         -           (0.33)         (0.71)
                                          -------------  --------------  ------------
     Total distributions                         (0.07)          (0.47)         (0.82)
                                          -------------  --------------  ------------

     Net asset value, end of year               $10.57          $12.34         $12.47
                                          =============  ==============  ============

Total return                                   -13.76%           2.73%         15.87%

Supplemental data and ratios:
     Net assets, end of period (in thousands)  $43,260         $62,900        $43,762

     Ratio of expenses to average net assets     1.94%           1.73%          1.99%

     Ratio of net investment income              0.54%           1.19%          1.21%
     to average net assets

     Portfolio turnover rate                    62.44%          65.75%         41.23%


(1) Net investment income per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book and tax differences.

                     See Notes to the Financial Statements.


                       CHACONIA INCOME & GROWTH FUND, INC.

Notes to the Financial Statements
June 30, 2003 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Chaconia Income & Growth Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is high current income and capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a) Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b) Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

c) Distributions to Shareholders - Dividends from net investment income and distributions of net realized gains, if any will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions during the period ended June 30, 2003 and the fiscal year ended December 31, 2002 are as follows:

                                          Period Ended      Fiscal Year Ended
                                          June 30, 2003     December 31, 2002
                                          -------------     -----------------
Distributions paid from:
Ordinary Income                           $       -         $ 147,439
Long-term capital gains                   $       -         $      -


                       CHACONIA INCOME & GROWTH FUND, INC.

Notes to the Financial Statements (Continued)
June 30, 2003 (Unaudited)

d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

f) Foreign Currency Translations - The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the sale of investment securities by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the effective interest method.


2.   INVESTMENT TRANSACTIONS AND TAX INFORMATION

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments, by the Fund for the six months ended June 30, 2003, were as follows:

                                          Purchases                   Sales
                                          ---------                   -----
U.S. Government......................... $    819,750            $    1,129,406
Other...................................    1,594,201                 2,607,603


                       CHACONIA INCOME & GROWTH FUND, INC.

Notes to the Financial Statements (Continued)
June 30, 2003 (Unaudited)

At June 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

 Appreciation                                                         2,569,380
(Depreciation)                                                       (3,115,502)
                                                               -----------------
Net depreciation on investments                                        (546,122)
                                                               =================

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(loss)                                    (87,893)
Undistributed long-term gain/(loss)                                  (8,907,468)
                                                               -----------------
Total distributable earnings on a tax basis                          (8,995,361)
                                                               =================

As of June 30, 2003, the cost of investments for federal income tax purposes was $22,629,695.

3.   RELATED PARTY TRANSACTIONS

The Fund has an investment advisory and management agreement with Earnest Partners, LLC (the "Adviser"). Under the agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million; and 0.25% of the portion of the daily net assets exceeding $20 million.

The Fund pays services fees to certain entities for personal service and/or maintenance of shareholder accounts. Services fees are calculated up to 0.25% of each shareholder account opened with the Fund as a result of a sale made by the particular entity of the Fund's shares. The Fund incurred services fees of $10,896 under this agreement during the six months ended June 30, 2003.

U.S. Bancorp Fund Services, LLC serves as Transfer Agent, Administrator and Accounting Services Agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

The Board of Directors has adopted a Distribution Plan (the "Plan") applicable to the Fund under Rule 12b-1 of the Investment Company Act of 1940, as amended. Pursuant to the Plan, registered brokers and dealers and qualified recipients are reimbursed by the Fund for services provided and expenses incurred in connection with the sale of the Fund's shares of up to 0.50% of the average daily net assets of the Fund. Amounts incurred under the Plan during the six months ended June 30, 2003 were $21,792. In November 2002, the Fund entered into a service agreement with Chaconia Financial Services, Inc., a registered broker-dealer, for the distribution of Fund shares in the United States of America. For the six months ended June 30, 2003, Chaconia Financial Services, Inc. did not receive any fees under this agreement.


                       CHACONIA INCOME & GROWTH FUND, INC.

Notes to the Financial Statements (Continued)
June 30, 2003 (Unaudited)

4.   TRANSACTIONS WITH AFFILIATES

The following company is affiliated, as defined in Section (2)(a)(3) of the Investment Company Act of 1940, with the Chaconia Income & Growth Fund; that is, the President of the Fund also served as Executive Director of the Trinidad & Tobago Unit Trust Corporation during the period from January 1, 2003 through June 30, 2003.

                                Share Balance at                Share Balance at
Name of Issuer                  January 1, 2003  Purchases  Sales  June 30, 2003
--------------                  ---------------  ---------  -----  -------------

Trinidad & Tobago Unit Trust
  Corporation-First Unit Scheme 677,123             -         -         677,123


Item 2. Code of Ethics.
-----------------------

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
-----------------------------------------

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
-----------------------------------------------

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
----------------------------------------------

Not applicable to open-end investment companies.

Item 6. [Reserved]
------------------


Item 7.  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
--------------------------------------------------------------------------------
Management Investment Companies.
--------------------------------

Not applicable to open-end investment companies.


Item 8. [Reserved]
------------------


Item 9. Controls and Procedures.
--------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.
------------------

(a) Any code of ethics or amendment thereto. Not applicable for semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Chaconia Income & Growth Fund, Inc.
                            -----------------------------------
By                          /s/ Clarry Benn
                            -----------------------------------
(Signature and Title)       Clarry Benn
                            President
Date                        9/4/03
                            -----------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)                Chaconia Income & Growth Fund, Inc.
                            -----------------------------------
By                          /s/ Renrick Nickie
                            -----------------------------------
(Signature and Title)       Renrick Nickie
                            Treasurer
Date                        9/4/03
                            -----------------------------------